INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2019
Income Tax [Abstract]
Effective Income Tax Rate Reconciliation
A reconciliation of income taxes at Canadian statutory rates with the reported income taxes is as follows:

	2019	2018
		Restated
Earnings before income taxes	$399.7	$385.6
Canadian statutory income tax rates	26.72%	26.85%
Income taxes at Canadian statutory rates	$106.8	$103.5
Difference between Canadian and Foreign statutory rates	(12.5)	(14.0)
Unrecognized tax benefits	3.1	3.1
Tax benefit of operating losses not previously recognized	(3.4)	(8.4)
Non-taxable capital gain	(1.5)	(2.0)
Tax impact on equity accounted investees	(8.0)	(10.7)
Non-deductible items	2.7	4.6
Prior years' tax adjustments and assessments	8.5	4.4
Impact of change in income tax rates on deferred income taxes	(1.3)	(31.2)
Non-taxable research and development tax credits	(1.1)	(1.2)
Gain resulting from the remeasurement to fair value of the previously held interest in joint-venture	(1.0)	(6.9)
Other tax benefits not previously recognized	(32.7)	(10.3)
Income tax expense	$59.6	$30.9

Schedule of Components of Income Tax Expense (Benefit)
Significant components of the provision for the income tax expense are as follows:

	2019	2018
		Restated
Current income tax expense :
Current period	$69.9	$53.8
Adjustment for prior years	12.8	11.0
Deferred income tax (recovery) expense:
Tax benefit not previously recognized used to reduce the deferred tax expense	(36.1)	(18.7)
Impact of change in income tax rates on deferred income taxes	(1.3)	(31.2)
Origination and reversal of temporary differences	14.3	16.0
Income tax expense	$59.6	$30.9

Disclosure of temporary difference, unused tax losses and unused tax credits
Movements in temporary differences during fiscal year 2019 are as follows:

	Balance
beginning		Recognized	Recognized	Acquisition of	Exchange	Balance
	of year	in income	in OCI	subsidiaries	differences	end of year
Restated
Non-capital loss carryforwards	$45.7	$(9.6)	$—	$0.8	$(1.7)	$35.2
Capital loss carryforwards	—	0.7	—	—	—	0.7
Intangible assets	(87.8)	5.7	—	(6.2)	0.9	(87.4)
Amounts not currently deductible	47.6	(2.3)	—	(0.7)	(3.0)	41.6
Deferred revenue	20.3	(4.5)	—	14.3	(1.6)	28.5
Tax benefit carryover	3.1	(1.7)	—	—	0.2	1.6
Unclaimed research and
development expenditures	37.4	7.7	—	—	—	45.1
Investment tax credits	(64.6)	(9.5)	—	—	—	(74.1)
Property, plant and equipment	(104.6)	16.4	—	18.3	(3.3)	(73.2)
Unrealized (gains) losses
on foreign exchange	(13.9)	(1.3)	1.0	—	0.3	(13.9)
Financial instruments	(0.3)	(0.7)	1.2	—	—	0.2
Government participation	(27.3)	19.9	—	—	—	(7.4)
Employee benefit plans	51.6	0.7	(1.1)	0.7	3.5	55.4
Percentage-of-completion versus
completed contract	(28.9)	1.7	—	—	0.7	(26.5)
Other	(1.8)	(0.1)	—	—	0.1	(1.8)
Net deferred income tax (liabilities) assets	$(123.5)	$23.1	$1.1	$27.2	$(3.9)	$(76.0)

 Movements in temporary differences during fiscal year 2018 are as follows:

	Balance
beginning		Recognized	Recognized	Acquisition of	Exchange	Balance
	of year	in income	in OCI	subsidiaries	differences	end of year
Restated		Restated	Restated		Restated	Restated
Non-capital loss carryforwards	$50.5	$(5.4)	$—	$—	$0.6	$45.7
Intangible assets	(84.1)	12.5	—	(14.5)	(1.7)	(87.8)
Amounts not currently deductible	48.5	(6.4)	—	5.9	(0.4)	47.6
Deferred revenue	25.8	(6.1)	—	0.3	0.3	20.3
Tax benefit carryover	6.0	(2.8)	—	—	(0.1)	3.1
Unclaimed research and
development expenditures	20.2	17.2	—	—	—	37.4
Investment tax credits	(60.0)	(4.6)	—	—	—	(64.6)
Property, plant and equipment	(148.9)	33.1	—	4.5	6.7	(104.6)
Unrealized (gains) losses
on foreign exchange	(16.0)	1.0	1.3	(0.1)	(0.1)	(13.9)
Financial instruments	(3.0)	1.3	1.4	—	—	(0.3)
Government participation	(27.4)	0.1	—	—	—	(27.3)
Employee benefit plans	39.6	3.1	8.9	—	—	51.6
Percentage-of-completion versus
completed contract	(19.6)	(8.9)	—	—	(0.4)	(28.9)
Other	(1.6)	(0.2)	—	—	—	(1.8)
Net deferred income tax (liabilities) assets	$(170.0)	$33.9	$11.6	$(3.9)	$4.9	$(123.5)
The non-capital losses incurred in various jurisdictions expire as follows:

Expiry date	Unrecognized	Recognized
2020	$2.4	$0.1
2021	0.9	0.6
2022	1.5	2.2
2023	5.6	—
2024	5.3	—
2025	2.9	—
2026 - 2039	115.8	48.8
No expiry date	34.5	95.7
	$168.9	$147.4